Taxation - Differences from Theoretical Amount that would Arise from Using the Weighted-Average Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Tax calculated at the tax rates applicable to profits in the respective countries	$ 2,187	$ (8,735)	$ (103,860)
Non-deductible items	(1,096)	(316)	(1,616)
Effect of the changes in the statutory income tax rate in Argentina	0	0	1,280
Tax losses where no deferred tax asset was recognized	(28)	(20)	(706)
Non-taxable income	3,559	15,215	19,994
Previously unrecognized tax losses now recouped to reduce tax expenses	7,613	9,908	38,646
Effect of IAS 29 and tax adjustment per inflation in Argentina	(18,779)	36,563	(29,526)
Others	6,718	4,400	(2,885)
Income tax benefit / (expense)	174	57,015	(78,673)
Argentina
Income Taxes [Abstract]
Deferred tax asset, inflation adjustment	115,800
2025 | Argentina
Income Taxes [Abstract]
Deferred tax asset, inflation adjustment	$ 5,708
2024 | Argentina
Income Taxes [Abstract]
Deferred tax asset, inflation adjustment		$ 8,832
2023 | Argentina
Income Taxes [Abstract]
Deferred tax asset, inflation adjustment			$ 37,151